Document And Entity Information	0 Months Ended
May 23, 2014
Document And Entity Information
Document Type	497
Document Period End Date	May 23, 2014
Registrant Name	Advisors Inner Circle Fund II
Central Index Key	0000890540
Amendment Flag	false
Document Creation Date	May 23, 2014
Document Effective Date	May 23, 2014
Prospectus Date	Apr. 19, 2014